Segment Results and Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of operations - continuing operations
Revenue	$ 2,906.3		$ 3,530.6		$ 3,499.1
Operating costs	(1,678.7)	[1]	(1,673.8)	[2]	(1,586.0)	[3]
Gold inventory change	11.8	[4]	22.0	[4]	75.7	[4]
Operating profit	1,239.4		1,878.8		1,988.8
Amortization and depreciation	(610.9)		(499.2)		(467.7)
Net operating profit/(loss)	628.5		1,379.6		1,521.1
Exploration expenditure	(65.9)		(128.5)		(115.2)
Feasibility and evaluation	(47.7)		(44.1)		(17.4)
Finance expense	(69.5)		(55.3)		(57.8)
Investment income	8.5		16.3		11.7
Other items as detailed in statement of operations	(960.2)	[5]	(199.3)		(69.1)
Royalty	(90.5)		(116.7)		(109.6)
Current taxation	(161.3)		(336.6)		(344.5)
Deferred taxation	181.4		(120.0)		(85.0)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(576.7)		395.4		734.2
Balance sheet
Total assets (excluding deferred tax assets)	7,244.3		11,028.3		10,252.3
Total liabilities excluding deferred tax	2,851.5		3,766.2		3,252.5
Deferred tax liability/(asset)	347.5		1,071.1		1,088.2
Capital expenditure	739.2		1,600.6		1,413.2
Operating Segments [Member] | South Africa | South Deep Gold Mine
Statement of operations - continuing operations
Revenue	425.7		450.8		427.5
Operating costs	(321.8)	[1]	(302.9)	[2]	(296.2)	[3]
Gold inventory change		[4]		[4]		[4]
Operating profit	103.9		147.9		131.3
Amortization and depreciation	(98.9)		(82.4)		(76.7)
Net operating profit/(loss)	5.0		65.6		54.6
Exploration expenditure
Feasibility and evaluation
Finance expense	(8.8)		(0.9)		(1.4)
Investment income	0.6		0.6		1.1
Other items as detailed in statement of operations	(22.9)	[5]	(43.7)		(14.8)
Royalty	(2.1)		(2.3)		(2.1)
Current taxation
Deferred taxation	6.6	[6]	(4.5)	[6]	(17.1)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(21.6)		14.9		20.3
Balance sheet
Total assets (excluding deferred tax assets)	192.9		208.3		153.0
Total liabilities excluding deferred tax	128.4		104.0		66.9
Deferred tax liability/(asset)	9.8		19.2		15.8
Capital expenditure	202.4		314.5		274.6
Operating Segments [Member] | South Africa | KDC
Balance sheet
Total assets (excluding deferred tax assets)		[7]	2,126.3		1,714.5
Total liabilities excluding deferred tax		[7]	740.8		414.2
Deferred tax liability/(asset)		[7]	379.2		471.6
Capital expenditure	37.5		296.2		318.6
Operating Segments [Member] | South Africa | Beatrix
Balance sheet
Total assets (excluding deferred tax assets)		[7]	313.1		225.0
Total liabilities excluding deferred tax		[7]	(26.8)		(103.5)
Deferred tax liability/(asset)		[7]	110.3		145.6
Capital expenditure	10.3		80.4		84.6
Operating Segments [Member] | Ghana | Tarkwa Mine
Statement of operations - continuing operations
Revenue	893.1		1,198.9		1,122.9
Operating costs	(473.7)	[1]	(494.4)	[2]	(436.4)	[3]
Gold inventory change	(30.8)	[4]	24.8	[4]	65.0	[4]
Operating profit	388.7		729.3		751.6
Amortization and depreciation	(137.6)		(125.4)		(104.9)
Net operating profit/(loss)	251.1		603.8		646.6
Exploration expenditure
Feasibility and evaluation
Finance expense	(1.2)		(2.3)		(1.2)
Investment income	0.4		0.4		0.6
Other items as detailed in statement of operations	(216.2)	[5]	(22.7)		(20.9)
Royalty	(44.7)		(59.9)		(51.0)
Current taxation	(39.7)		(163.1)		(150.7)
Deferred taxation	33.9		(92.5)		(22.0)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(16.2)		263.7		401.4
Balance sheet
Total assets (excluding deferred tax assets)	1,528.3		1,775.6		1,435.9
Total liabilities excluding deferred tax	174.8		377.2		323.9
Deferred tax liability/(asset)	266.2		300.2		207.7
Capital expenditure	207.0		259.9		218.9
Operating Segments [Member] | Ghana | Damang
Statement of operations - continuing operations
Revenue	216.4		277.8		340.8
Operating costs	(171.1)	[1]	(179.1)	[2]	(142.1)	[3]
Gold inventory change	11.1	[4]	3.6	[4]	1.9	[4]
Operating profit	56.4		102.3		200.6
Amortization and depreciation	(30.6)		(22.8)		(26.7)
Net operating profit/(loss)	25.8		79.5		173.9
Exploration expenditure
Feasibility and evaluation
Finance expense	(4.7)		(2.5)		(0.8)
Investment income			0.1		0.2
Other items as detailed in statement of operations	(191.1)	[5]	(9.6)		(14.4)
Royalty	(10.8)		(13.9)		(15.5)
Current taxation	(0.9)		(7.6)		(29.8)
Deferred taxation	63.4		(21.5)		(13.2)	[6]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(118.3)		24.6		100.5
Balance sheet
Total assets (excluding deferred tax assets)	197.8		386.2		344.2
Total liabilities excluding deferred tax	85.2		93.2		99.2
Deferred tax liability/(asset)	(12.8)		50.6		29.1
Capital expenditure	50.1		92.1		87.8
Operating Segments [Member] | Australia
Statement of operations - continuing operations
Revenue	980.1		1,046.6		1,047.3
Operating costs	(550.8)	[1]	(526.1)	[2]	(553.9)	[3]
Gold inventory change	12.7	[4]	(17.4)	[4]	9.0	[4]
Operating profit	442.0		503.0		502.4
Amortization and depreciation	(290.0)		(214.1)		(194.5)
Net operating profit/(loss)	152.1		288.9		307.9
Exploration expenditure	(6.5)		(19.4)		(9.4)
Feasibility and evaluation
Finance expense	(1.4)		(1.5)		(2.7)
Investment income	7.6		12.7		8.2
Other items as detailed in statement of operations	(301.8)	[5]	(95.7)		(5.4)
Royalty	(24.1)		(26.0)		(26.3)
Current taxation	(49.7)		(53.6)
Deferred taxation	106.9		4.2		(82.8)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(116.8)		109.9		189.6
Balance sheet
Total assets (excluding deferred tax assets)	1,146.2		1,439.1		1,667.2
Total liabilities excluding deferred tax	337.5		237.5		219.5
Deferred tax liability/(asset)	128.2		264.5		270.8
Capital expenditure	193.9		377.7		256.8
Operating Segments [Member] | Australia | St Ives
Statement of operations - continuing operations
Revenue	569.0		752.2		734.2
Operating costs	(345.5)	[1]	(378.0)	[2]	(415.4)	[3]
Gold inventory change	8.8	[4]	(14.7)	[4]	3.0	[4]
Operating profit	232.3		359.4		321.8
Amortization and depreciation	(194.3)		(160.4)		(149.9)
Net operating profit/(loss)	38.0		199.0		171.9
Exploration expenditure	(5.1)		(9.8)		(5.0)
Feasibility and evaluation
Finance expense			(1.2)		(2.2)
Investment income	3.8		6.4		5.4
Other items as detailed in statement of operations	(266.9)	[5]	(68.0)		(3.0)
Royalty		[8]		[9]		[9]
Current taxation		[8]		[9]		[9]
Deferred taxation		[8]		[9]		[9]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations		[8]		[9]		[9]
Balance sheet
Total assets (excluding deferred tax assets)	650.9		1,066.7		1,058.2
Total liabilities excluding deferred tax	167.1		189.7		174.9
Deferred tax liability/(asset)		[8]		[10]		[10]
Capital expenditure	132.3		315.3		182.7
Operating Segments [Member] | Australia | Agnew/Lawlers
Statement of operations - continuing operations
Revenue	302.8
Operating costs	(135.0)	[1]
Gold inventory change	(1.2)	[4]
Operating profit	166.7
Amortization and depreciation	(71.1)
Net operating profit/(loss)	95.6
Exploration expenditure	(1.4)
Feasibility and evaluation
Finance expense
Investment income	3.8
Other items as detailed in statement of operations	(14.6)	[5]
Royalty		[8]
Current taxation		[8]
Deferred taxation		[8]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations		[8]
Operating Segments [Member] | Australia | Darlot
Statement of operations - continuing operations
Revenue	26.0
Operating costs	(21.6)	[1]
Gold inventory change	1.3	[4]
Operating profit	5.7
Amortization and depreciation	(3.6)
Net operating profit/(loss)	2.1
Exploration expenditure
Feasibility and evaluation
Finance expense	(0.2)
Investment income
Other items as detailed in statement of operations	(3.2)	[5]
Royalty		[8]
Current taxation		[8]
Deferred taxation		[8]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations		[8]
Balance sheet
Total assets (excluding deferred tax assets)	25.0
Total liabilities excluding deferred tax	26.7
Deferred tax liability/(asset)		[8]
Capital expenditure	1.5
Operating Segments [Member] | Australia | Granny Smith
Statement of operations - continuing operations
Revenue	82.3
Operating costs	(48.8)	[1]
Gold inventory change	3.7	[4]
Operating profit	37.3
Amortization and depreciation	(21.0)
Net operating profit/(loss)	16.3
Exploration expenditure
Feasibility and evaluation
Finance expense	(1.2)
Investment income
Other items as detailed in statement of operations	(17.1)	[5]
Royalty		[8]
Current taxation		[8]
Deferred taxation		[8]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations		[8]
Balance sheet
Total assets (excluding deferred tax assets)	69.6
Total liabilities excluding deferred tax	73.2
Deferred tax liability/(asset)		[8]
Capital expenditure	7.8
Operating Segments [Member] | Australia | Agnew
Statement of operations - continuing operations
Revenue			294.4		313.1
Operating costs			(148.1)	[2]	(138.5)	[3]
Gold inventory change			(2.6)	[4]	6.0	[4]
Operating profit			143.7		180.6
Amortization and depreciation			(53.7)		(44.6)
Net operating profit/(loss)			90.0		136.0
Exploration expenditure			(9.6)		(4.4)
Feasibility and evaluation
Finance expense			(0.3)		(0.5)
Investment income			6.3		2.8
Other items as detailed in statement of operations			(27.7)		(2.4)
Royalty				[9]		[9]
Current taxation				[9]		[9]
Deferred taxation				[9]		[9]
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations				[9]		[9]
Balance sheet
Total assets (excluding deferred tax assets)	400.7		372.4		609.0
Total liabilities excluding deferred tax	70.4		47.8		44.6
Deferred tax liability/(asset)		[8]		[10]		[10]
Capital expenditure	52.3		62.3		74.1
Operating Segments [Member] | Peru | Cerro Corona
Statement of operations - continuing operations
Revenue	390.9		556.6		560.5
Operating costs	(161.3)	[1]	(171.4)	[2]	(157.4)	[3]
Gold inventory change	18.8	[4]	11.0	[4]	(0.1)	[4]
Operating profit	248.4		396.2		403.0
Amortization and depreciation	(48.8)		(48.8)		(58.6)
Net operating profit/(loss)	199.7		347.4		344.4
Exploration expenditure	(0.2)		(2.2)		(4.2)
Feasibility and evaluation
Finance expense	(2.2)		(3.9)		(4.3)
Investment income	0.4		1.8
Other items as detailed in statement of operations	(22.5)	[5]	(18.6)		(11.4)
Royalty	(8.9)		(14.7)		(14.7)
Current taxation	(66.3)		(104.7)		(111.7)
Deferred taxation	(19.6)		12.4		10.4
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	80.5		217.6		208.5
Balance sheet
Total assets (excluding deferred tax assets)	1,054.1		1,165.8		1,069.5
Total liabilities excluding deferred tax	145.8		234.4		282.8
Deferred tax liability/(asset)	32.1		12.4		24.9
Capital expenditure	56.3		93.8		69.4
Corporate and Other
Statement of operations - continuing operations
Revenue
Operating costs		[1]				[3]
Gold inventory change		[4]				[4]
Operating profit
Amortization and depreciation	(5.0)				(6.3)
Net operating profit/(loss)	(5.0)				(6.3)
Exploration expenditure	(59.1)				(101.6)
Feasibility and evaluation	(47.7)				(17.4)
Finance expense	(51.2)				(47.4)
Investment income	(0.6)				1.6
Other items as detailed in statement of operations	(205.7)	[5]			(2.2)
Royalty
Current taxation	(4.8)				(52.4)
Deferred taxation	(9.9)				39.9
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(383.9)				(185.8)
Balance sheet
Total assets (excluding deferred tax assets)	3,125.0	[11]	3,613.9	[11]	3,643.0	[12]
Total liabilities excluding deferred tax	1,979.9	[11]	2,005.9	[11]	1,949.5	[12]
Deferred tax liability/(asset)	(76.2)	[11]	(65.3)	[11]	(77.3)	[12]
Capital expenditure	29.6	[11]	86.2	[11]	102.5	[12]
Corporate and Other | Peru
Statement of operations - continuing operations
Revenue
Operating costs				[2]
Gold inventory change				[4]
Operating profit
Amortization and depreciation			(5.7)
Net operating profit/(loss)			(5.7)
Exploration expenditure			(106.9)
Feasibility and evaluation			(44.1)
Finance expense			(44.2)
Investment income			0.7
Other items as detailed in statement of operations			(9.0)
Royalty
Current taxation			(7.6)
Deferred taxation			(18.1)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations			(234.9)
Reclassifications
Statement of operations - continuing operations
Revenue
Operating costs	(74.7)	[1]	(69.8)	[2]	(37.1)	[3]
Gold inventory change		[4]		[4]		[4]
Operating profit	(74.7)		(69.8)		(37.1)
Amortization and depreciation
Net operating profit/(loss)	(74.7)		(69.8)		(37.1)
Exploration expenditure	(7.2)		(61.1)		(4.9)
Feasibility and evaluation
Finance expense	2.4		2.8		5.5
Investment income
Other items as detailed in statement of operations	79.5	[5]	128.1		36.5
Royalty
Current taxation
Deferred taxation
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations
Balance sheet
Total assets (excluding deferred tax assets)
Total liabilities excluding deferred tax	(5.0)
Deferred tax liability/(asset)	5.0
Capital expenditure
Reconciling Items [Member]
Statement of operations - continuing operations
Revenue
Operating costs	(162.4)	[1]	(199.2)	[2]	(124.7)	[3]
Gold inventory change	(1.2)	[4]	0.1	[4]	1.4	[4]
Operating profit	(163.6)		(199.1)		(123.3)
Amortization and depreciation	42.4		73.4		46.3
Net operating profit/(loss)	(121.2)		(125.7)		(77.0)
Exploration expenditure	(4.8)		54.3		(5.3)
Feasibility and evaluation	(20.3)		(59.4)		(77.8)
Finance expense	(5.3)		(3.1)
Investment income
Other items as detailed in statement of operations	585.7	[5]	(5.2)		0.6
Royalty
Current taxation	(3.8)		(17.3)
Deferred taxation	(122.0)		114.5		45.0
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	308.4		(41.9)		(114.5)
Balance sheet
Total assets (excluding deferred tax assets)	(40.6)		(418.3)		(174.9)
Total liabilities excluding deferred tax	(14.3)		(77.9)		(55.2)
Deferred tax liability/(asset)	(73.6)		(175.5)		(60.3)
Capital expenditure	(195.5)		(277.8)		(260.2)
Continuing Operations [Member]
Statement of operations - continuing operations
Revenue	2,906.3		3,530.6		3,499.1
Operating costs	(1,915.8)	[1]	(1,942.9)	[2]	(1,747.7)	[3]
Gold inventory change	10.6	[4]	22.1	[4]	77.2	[4]
Operating profit	1,001.1		1,609.8		1,828.6
Amortization and depreciation	(568.5)		(425.8)		(421.4)
Net operating profit/(loss)	432.6		1,184.0		1,407.2
Exploration expenditure	(77.9)		(135.3)		(125.4)
Feasibility and evaluation	(68.0)		(103.5)		(95.2)
Finance expense	(72.4)		(55.6)		(52.3)
Investment income	8.5		16.3		11.7
Other items as detailed in statement of operations	(294.9)	[5]	(76.4)		(32.0)
Royalty	(90.5)		(116.7)		(109.6)
Current taxation	(165.1)		(353.9)		(344.5)
Deferred taxation	59.4		(5.5)		(40.0)
(Loss)/income before impairment of investment in equity investee, share of equity investees' losses and discontinued operations	(268.2)		353.3		619.9
Balance sheet
Total assets (excluding deferred tax assets)	7,203.7		10,624.2		10,077.4
Total liabilities excluding deferred tax	2,832.2		3,687.9		3,197.3
Deferred tax liability/(asset)	273.7		895.6		1,027.8
Capital expenditure	$ 543.7		$ 1,322.8		$ 1,153.0

[1]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $39.4 million, Accretion expense on provision for environmental rehabilitation - $10.4 million and Employee termination costs - $35.5 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[2]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $38.2 million, Accretion expense on provision for environmental rehabilitation - $13.9 million and Employee termination costs - $6.1 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[3]	Operating costs for continuing operations for management reporting purposes includes: Corporate expenditure - $30.8 million, Accretion expense on provision for environmental rehabilitation - $11.1 million and Employee termination costs - $0.8 million, which are not included in production costs under U.S. GAAP. In addition, gold inventory change is included in production costs under U.S. GAAP.
[4]	Reflects the change in quantity and value of broken ore and ore on the heap leach pad during the fiscal year.
[5]	Included in this line item and in the Total per IFRS column are impairments of investments and assets recognized in accordance with IFRS amounting to $204.6 million at Tarkwa, $188.9 million at Damang, $264.9 million at St Ives, $10.4 million at Cerro Corona and $140.7 million at Corporate and other.
[6]	Indicative as tax is provided in the holding companies of South Deep.
[7]	Sibanye Gold, which includes the KDC and Beatrix reporting segments, was spun off in February 2013 (refer note 9.1).
[8]	As all Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[9]	As these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[10]	As a significant portion of the acquisition price was allocated to tenements of St Ives and Agnew based on endowment ounces and also as these two Australian operations are entitled to transfer and off-set losses from one company to another, it is not meaningful to split the royalties, current or deferred taxation.
[11]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill and other fair value adjustments relating to the acquisition of South Deep.
[12]	Corporate and other represents items to reconcile segment data to consolidated financial statement totals. Included in Corporate and other is goodwill relating to the acquisition of South Deep.